Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Trading Symbol	CGIX
Entity Registrant Name	CANCER GENETICS, INC
Entity Central Index Key	0001349929
Entity Filer Category	Smaller Reporting Company